UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
                                  [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Green Square Capital, LLC
Address: 6075 Poplar Avenue, Suite 322
         Memphis, TN  38119

13F File Number:  28-10051

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jimmy H. Cavin
Title:     Chief Financial Officer
Phone:     901.259.6300

Signature, Place, and Date of Signing:

      /s/ Jimmy H. Cavin     Memphis, TN     March 21, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     14

Form13F Information Table Value Total:     $61,132 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ENBRIDGE ENERGY PARTNERS L P   COM              29250R106      847    19300 SH       SOLE                    19300        0        0
ENERGY TRANSFER PRTNRS L P     UNIT LTD PARTN   29273R109     1603    46806 SH       SOLE                    46806        0        0
ENTERPRISE PRODS PARTNERS L    COM              293792107     4876   203097 SH       SOLE                   203097        0        0
HOLLY ENERGY PARTNERS L P      COM UT LTD PTN   435763107     1430    38755 SH       SOLE                    38755        0        0
ISHARES TR                     S&P500/BAR GRW   464287309     2700    45562 SH       SOLE                    45562        0        0
ISHARES TR                     S&P MIDCP VALU   464287705    20871   296095 SH       SOLE                   296095        0        0
ISHARES TR                     S&P500/BAR VAL   464287408     9113   140096 SH       SOLE                   140096        0        0
K SEA TRANSN PARTNERS LP       COM              48268Y101     1475    42190 SH       SOLE                    42190        0        0
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106     4403    92074 SH       SOLE                    92074        0        0
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP   559080106     1891    58684 SH       SOLE                    58684        0        0
PACIFIC ENERGY PARTNERS L P    COM UNIT         69422R105     1125    38290 SH       SOLE                    38290        0        0
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105     4035   101977 SH       SOLE                   101977        0        0
TEPPCO PARTNERS L P            UT LTD PARTNER   872384102     3176    91163 SH       SOLE                    91163        0        0
VALERO L P                     COM UT LTD PRT   91913W104     3587    69310 SH       SOLE                    69310        0        0